Fair Value Measurements
Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2020:

Overlay Shares Core Bond ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$90,439,790	$-	$-	$90,439,790
Money Market Funds	237,968	-	-	237,968
Purchased Put Options	19,313	-	-	19,313
Total Investments - Assets	$90,697,071	$-	$-	$90,697,071
Other Financial Instruments - Liabilities
Written Put Options	$(60,563)	$-	$-	$(60,563)

Overlay Shares Foreign Equity ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$27,417,205	$-	$-	$27,417,205
Money Market Funds	30,120	-	-	30,120
Purchased Put Options	5,923	-	-	5,923
Total Investments - Assets	$27,453,248	$-	$-	$27,453,248
Other Financial Instruments - Liabilities
Written Put Options	$(18,573)	$-	$-	$(18,573)

Overlay Shares Large Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$61,727,677	$-	$-	$61,727,677
Money Market Funds	51,708	-	-	51,708
Purchased Put Options	12,875	-	-	12,875
Total Investments - Assets	$61,792,260	$-	$-	$61,792,260
Other Financial Instruments - Liabilities
Written Put Options	$(40,375)	$-	$-	$(40,375)

Overlay Shares Municipal Bond ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$25,045,186	$-	$-	$25,045,186
Money Market Funds	23,228	-	-	23,228
Purchased Put Options	5,340	-	-	5,340
Total Investments - Assets	$25,073,754	$-	$-	$25,073,754
Other Financial Instruments - Liabilities
Written Put Options	$(16,700)	$-	$-	$(16,700)

Overlay Shares Small Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$12,677,120	$-	$-	$12,677,120
Money Market Funds	10,814	-	-	10,814
Purchased Put Options	2,575	-	-	2,575
Total Investments - Assets	$12,690,509	$-	$-	$12,690,509
Other Financial Instruments - Liabilities
Written Put Options	$(8,075)	$-	$-	$(8,075)

Derivative Investments
The average monthly value outstanding of purchased and written options during the period ended May 31, 2020 were as follows:
	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$ 238,400	$ 83,866	$ 154,086	$ 69,186	$ 41,948
Written Put Options	$ 455,438	$ 158,672	$ 295,464	$ 133,704	$ 82,410

The following is a summary of the effect of derivative instruments on the Funds' Statements of Assets and Liabilities as of May 31, 2020:

Equity Risk Contracts
	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Core Bond ETF	$ 19,313	$ 60,563
Overlay Shares Foreign Equity ETF	$ 5,923	$ 18,573
Overlay Shares Large Cap Equity ETF	$ 12,875	$ 40,375
Overlay Shares Municipal Bond ETF	$ 5,340	$ 16,700
Overlay Shares Small Cap Equity ETF	$ 2,575	$ 8,075

The table below, as of May 31, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Funds do not offset derivative assets an liabilities, and any other collateral received or pledged, on the Statements of Assets and Liabilities.

Gross Amounts Not Offset in the Statements of Assets & Liabilities
Liabilities:
Description	Gross Amounts of Recognized Liabilities	(1)	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged	(2)	Net Amount
Overlay Shares Core Bond ETF - Written Options	$ 60,563		$ -	$ 60,563	$ -	$ (60,563)		$ -
Overlay Shares Foreign Equity ETF - Written Options	$ 18,573		$ -	$ 18,573	$ -	$ (18,573)		$ -
Overlay Shares Large Cap Equity ETF - Written Options	$ 40,375		$ -	$ 40,375	$ -	$ (40,375)		$ -
Overlay Shares Municipal Bond ETF - Written Options	$ 16,700		$ -	$ 16,700	$ -	$ (16,700)		$ -
Overlay Shares Small Cap Equity ETF - Written Options	$ 8,075		$ -	$ 8,075	$ -	$ (8,075)		$ -

(1) Written options at value as presented in the Schedule of Written Options.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged